Quarterly Holdings Report
for
Fidelity Advisor® Financials Fund
October 31, 2023
AFFS-NPRT1-1223
1.809094.120
Common Stocks - 99.9%
	Shares	Value ($)
Banks - 35.0%
Diversified Banks - 21.0%
Bank of America Corp.	840,056	22,127,075
Citigroup, Inc.	263,805	10,417,659
KeyCorp	591,200	6,042,064
PNC Financial Services Group, Inc.	70,000	8,012,900
U.S. Bancorp	328,700	10,478,956
Wells Fargo & Co.	659,328	26,221,475
		83,300,129
Regional Banks - 14.0%
Associated Banc-Corp.	205,300	3,327,913
BOK Financial Corp.	17,900	1,172,808
Cadence Bank	124,824	2,643,772
East West Bancorp, Inc.	119,200	6,391,504
Eastern Bankshares, Inc.	177,500	1,954,275
First Hawaiian, Inc.	145,200	2,603,436
First Interstate Bancsystem, Inc.	170,752	3,939,249
Heartland Financial U.S.A., Inc.	90,228	2,472,247
M&T Bank Corp.	57,988	6,538,147
Popular, Inc.	124,271	8,082,586
Truist Financial Corp.	179,600	5,093,456
UMB Financial Corp.	45,000	2,822,400
WesBanco, Inc.	95,900	2,339,001
Wintrust Financial Corp.	33,766	2,521,983
Zions Bancorp NA	123,400	3,806,890
		55,709,667
TOTAL BANKS		139,009,796
Capital Markets - 16.3%
Asset Management & Custody Banks - 6.8%
Bank of New York Mellon Corp.	159,200	6,766,000
Carlyle Group LP	134,900	3,715,146
Northern Trust Corp.	65,200	4,297,332
Patria Investments Ltd.	281,300	3,625,957
State Street Corp.	133,800	8,647,494
		27,051,929
Financial Exchanges & Data - 3.5%
Bolsa Mexicana de Valores S.A.B. de CV	1,744,300	2,719,634
Moody's Corp.	35,600	10,964,800
		13,684,434
Investment Banking & Brokerage - 6.0%
Lazard Ltd. Class A	130,052	3,611,544
Morgan Stanley	140,300	9,936,046
Raymond James Financial, Inc.	50,350	4,805,404
Stifel Financial Corp.	48,100	2,741,700
Virtu Financial, Inc. Class A	145,760	2,695,102
		23,789,796
TOTAL CAPITAL MARKETS		64,526,159
Consumer Finance - 3.4%
Consumer Finance - 3.4%
Capital One Financial Corp.	50,338	5,098,736
FirstCash Holdings, Inc.	55,751	6,072,399
OneMain Holdings, Inc.	64,400	2,313,892
		13,485,027
Financial Services - 20.0%
Commercial & Residential Mortgage Finance - 1.3%
Essent Group Ltd.	54,400	2,569,856
Walker & Dunlop, Inc.	38,900	2,520,720
		5,090,576
Diversified Financial Services - 3.1%
Apollo Global Management, Inc.	109,400	8,471,936
Corebridge Financial, Inc. (a)	186,700	3,734,000
		12,205,936
Multi-Sector Holdings - 0.6%
Cannae Holdings, Inc. (b)	148,540	2,428,629
Transaction & Payment Processing Services - 15.0%
Fiserv, Inc. (b)	67,300	7,655,375
FleetCor Technologies, Inc. (b)	18,000	4,053,060
Global Payments, Inc.	51,200	5,438,464
MasterCard, Inc. Class A	112,500	42,339,374
		59,486,273
TOTAL FINANCIAL SERVICES		79,211,414
Insurance - 24.4%
Insurance Brokers - 5.7%
Arthur J. Gallagher & Co.	30,100	7,088,249
BRP Group, Inc. (b)	219,404	4,592,126
Marsh & McLennan Companies, Inc.	57,200	10,847,980
		22,528,355
Life & Health Insurance - 1.6%
Globe Life, Inc.	56,327	6,554,210
Multi-Line Insurance - 1.8%
Assurant, Inc.	200	29,780
Hartford Financial Services Group, Inc.	96,800	7,109,960
		7,139,740
Property & Casualty Insurance - 11.1%
American Financial Group, Inc.	40,600	4,440,016
Beazley PLC	585,500	3,661,419
Chubb Ltd.	58,400	12,533,808
Direct Line Insurance Group PLC (b)	2,040,500	3,752,430
Fidelity National Financial, Inc.	99,800	3,901,182
First American Financial Corp.	82,619	4,249,921
Hiscox Ltd.	466,600	5,319,670
Lancashire Holdings Ltd.	674,100	4,653,822
The Travelers Companies, Inc.	9,203	1,540,950
		44,053,218
Reinsurance - 4.2%
Enstar Group Ltd. (b)	1,349	319,673
Reinsurance Group of America, Inc.	108,400	16,202,548
		16,522,221
TOTAL INSURANCE		96,797,744
Professional Services - 0.8%
Research & Consulting Services - 0.8%
Dun & Bradstreet Holdings, Inc.	386,200	3,383,112
TOTAL COMMON STOCKS (Cost $387,040,958)		396,413,252

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d) (Cost $2,720,325)	2,720,053	2,720,325

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $389,761,283)	399,133,577
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(2,324,592)
NET ASSETS - 100.0%	396,808,985

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	22,012,294	22,012,294	16,421	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	3,295,125	23,014,050	23,588,850	1,819	-	-	2,720,325	0.0%
Total	3,295,125	45,026,344	45,601,144	18,240	-	-	2,720,325

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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